Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
The goodwill balance and changes in the carrying amount is as follows:

(In US$ millions)	December 31, 2013	December 31, 2012
Net book balance at January 1	1,320	1,320
Disposal of tender rigs	(120)	—
Net book balance of December 31	1,200	1,320

Other intangible assets
The gross carrying amounts and accumulated amortization were as follows:

	December 31, 2013			December 31, 2012
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Favorable contracts - intangible assets
Balance at beginning of period	51	(49)	2	51	(37)	14
Amortization of favorable contracts	—	(2)	(2)	—	(12)	(12)
Derecognition of fully amortized contracts	(51)	51	—	—	—	—
Balance at end of period	—	—	—	51	(49)	2

Unfavorable contracts - intangible liabilities
Balance at beginning of period	—	—	—	—	—	—
Additions	444	—	444	—	—	—
Amortization of unfavorable contracts	—	(67)	(67)	—	—	—
Balance at end of period	444	(67)	377	—	—	—

Finite-Lived Intangible Liabilities, Future Amortization Expense
The table below shows the amounts relating to favorable and unfavorable contracts that is expected to be amortized over the next five years:

	Year ended December 31
(In US$ millions)	2014	2015	2016	2017	2018	Total
Amortization of unfavorable contracts	109	109	109	50	—	377